INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Summary of the loss before benefit from income taxes
The following table summarizes the loss before benefit from income taxes:

	Year Ended December 31,
	2011	2012	2013
United States	$(287)	$(40,344)	$(37,884)
Foreign	(4,589)	(5,352)	(8,370)
Total	$(4,876)	$(45,696)	$(46,254)

Summary of benefit from income taxes
The benefit from income taxes is as follows:

	Year Ended December 31,
	2011	2012	2013
Current:
Federal	$—	$—	$—
State	112	74	80
Foreign	—	80	71
Deferred:
Federal	(16,300)	(12,396)	(12,590)
State	(2,945)	(1,583)	(1,969)
Foreign	(850)	(1,575)	(1,681)
Change in valuation allowance	1,762	2,359	7,748
Income tax benefit	$(18,221)	$(13,041)	$(8,341)

Summary of deferred tax liabilities
The Company’s net deferred liability consists of the following:

	December 31,
	2012	2013
Net operating loss (NOL) carryforwards	$9,485	$13,322
Research and development and alternative minimum tax (AMT) credit carryforward	1,194	1,443
Inventory	6,308	6,481
Stock-based compensation	2,467	3,254
Intellectual property agreements	3,773	4,303
Other deferred temporary differences	3,009	2,989
Intangible assets	(33,218)	(22,534)
Valuation allowance	(6,770)	(14,518)
Net deferred tax liability	$(13,752)	$(5,260)

Summary of reconciliation for effective tax rate
The following table summarizes a reconciliation of the U.S. statutory federal income tax rate to the Company’s effective tax rate, as a percentage of loss before income tax benefit for the years ended December 31, 2011, 2012 and 2013:

	Year Ended December 31,
	2011	2012	2013
Federal tax at statutory rates	34.0%	34.0%	34.0%
State taxes, net of federal benefit	26.3	2.3	2.3
Tax credits	7.2	—	0.5
Permanent difference	346.1	0.1	0.1
Foreign income taxes	(11.9)	(1.0)	(1.8)
Change in valuation allowance	(36.1)	(5.3)	(16.8)
Tax rate adjustment and other	8.2	(1.6)	(0.3)
Income tax benefit	373.8%	28.5%	18.0%

Summary of deferred tax asset valuation allowance
The following reflects a rollforward of the deferred tax asset valuation allowance for the years ended December 31, 2011, 2012 and 2013:

	Year Ended December 31,
	2011	2012	2013
Beginning	$(2,649)	$(4,411)	$(6,770)
Increase to allowance	(1,762)	(2,359)	(7,748)
Decrease to allowance	—	—	—
Ending	$(4,411)	$(6,770)	$(14,518)